Document and Entity Information	Dec. 07, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity File Number	001-31756
Entity Registrant Name	ARGAN, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-1947195
Entity Address, Address Line One	One Church Street
Entity Address, Adress Line Two	Suite 201
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	315-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.15 Par Value
Trading Symbol	AGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000100591
Amendment Flag	false